Financial Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	$ 2,235	$ 5,744
Liabilities	(8,656)	(7,485)
Nondesignated as Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	4,887	12,739
Liabilities	(13,458)	(23,802)
Foreign Exchange Contract Current [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Liabilities	0
Foreign Exchange Contract Current [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	2,235	4,985
Liabilities	(3,936)	(2,719)
Foreign Exchange Contract Current [Member] | Nondesignated as Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	4,579	11,679
Liabilities	(12,714)	(22,982)
Foreign Exchange Contract Non Current [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	0	759
Liabilities		(374)
Foreign Exchange Contract Non Current [Member] | Nondesignated as Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	308	1,060
Liabilities	(744)	(820)
Interest Rate Contract Non Current Dollar [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Liabilities	$ (4,720)	$ (4,392)